DERIVATIVE FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS

9. DERIVATIVE FINANCIAL INSTRUMENTS

We periodically enter into swap agreements to mitigate our exposure to fluctuations in the price of natural gas and diesel fuel, and, designate these derivatives as cash flow hedges. Such derivatives are recognized in our Condensed Consolidated Balance Sheets at fair value.

Diesel Fuel Risk. We use independent freight carriers to deliver our products. These carriers charge a basic rate per mile that is generally subject to a mileage surcharge for diesel fuel price increases. From time to time, we enter into variable to fixed rate commodity swap agreements with financial counterparties to hedge our diesel fuel costs. These hedge agreements are generally not for speculative purposes. Instead, such hedge agreements mitigate the variability in monthly cash flows attributable to changes in fuel surcharge rates that are caused by changes in U.S. No 2 Diesel Retail pricing. These hedging instruments usually consist of a series of financially settled fixed forward contracts with varying expiration dates that generally span a period of up to twelve months from the effective dates. The net amounts paid or received upon monthly settlement are generally recorded as adjustments to freight expense, while the effective changes in fair values are generally recorded as components of Accumulated Other Comprehensive Income or Loss (“AOCI”).

Natural Gas Risk. We utilize multiple providers of natural gas and sometimes enter into variable to fixed rate commodity swap agreements with financial counterparties to manage the fluctuations in the cost of natural gas. These hedge agreements are generally not for speculative purposes. Instead, such hedge agreements mitigate the variability in monthly cash flows attributable to natural gas price changes that are caused by changes in NYMEX pricing. The hedging instruments generally consist of a series of financially settled fixed forward contracts with varying expiration dates that generally span a period of up to twelve months. The net amounts paid or received upon monthly settlement are usually recorded as adjustments to utilities expense, while the effective changes in fair values are generally recorded as components of AOCI.

There were no diesel fuel or natural gas hedge agreements in place at October 1, 2016 or January 2, 2016 and accordingly, at these dates, there were no amounts in AOCI related to such items.

In connection with hedge agreements related to diesel fuel and natural gas that we entered into during fiscal 2014 and that remained in effect at October 3, 2015, we recorded the following amounts in the prior period:

	Fiscal Quarter	Fiscal Year to Date
	Ended October 3, 2015
Gain recognized in Other Comprehensive Income:
Diesel fuel swap	$—	$780
Natural gas swap	—	210

	$—	$990

Loss reclassified from AOCI to Income
Diesel fuel swap	$(717)	$(1,913)
Natural gas swap	(53)	(298)

	$(770)	$(2,211)

Within the Condensed Consolidated Statements of Operations and Comprehensive Income, the amounts related to the diesel fuel swap are included in distribution expenses, whereas the amounts that relate to the natural gas swap are included in cost of goods sold.

8. DERIVATIVE FINANCIAL INSTRUMENTS

Periodically, the Company enters into swap agreements to mitigate its exposure to fluctuations in prices of natural gas and diesel fuel and designates the agreements as cash flow hedges. The Company recognizes all derivatives on its Consolidated Balance Sheets at fair value.

Diesel Fuel Risk. The Company uses independent freight carriers to deliver its products. These carriers charge the Company a basic rate per mile that is subject to a mileage surcharge for diesel fuel price increases. In fiscal 2014, the Company entered into a variable to fixed rate commodity swap agreement with a financial counterparty to manage the fluctuations in fuel costs. The Company hedged approximately 60% of its diesel fuel requirements. The Company used the hedge agreements to mitigate the variability in monthly cash flows attributable to fuel surcharge rate changes caused by changes in U.S. No 2 Diesel Retail pricing, and not to speculate on the future price level of diesel fuel. The hedging instruments consisted of a series of financially settled fixed forward contracts with expiration dates ranging up to twelve months. The net amount paid or received upon monthly settlements is recorded as an adjustment to freight expense, while the effective change in fair value is recorded as a component of Accumulated Other Comprehensive Income (Loss) (“AOCI”) in the equity section of the Consolidated Balance Sheets. As of January 2, 2016, no contracts were outstanding and therefore, the Company had no deferred net loss included in AOCI related to the diesel hedge.

Natural Gas Risk. The Company utilizes multiple providers of natural gas. In fiscal 2014, the Company entered into a series of variable to fixed rate commodity swap agreements with a financial counterparty to manage the fluctuations in natural gas costs. The Company hedged approximately 40% of its natural gas requirements. The Company used the hedge agreements to mitigate the variability in monthly cash flows attributable to natural gas price changes caused by changes in NYMEX pricing, and not to speculate on the future price level of natural gas. The hedging instruments consisted of a series of financially settled fixed forward contracts with expiration dates ranging up to twelve months. The net amount paid or received upon monthly settlements is recorded as an adjustment to utilities expense, while the effective change in fair value is recorded as a component of AOCI in the equity section of the Consolidated Balance Sheets. As of January 2, 2016, no contracts were outstanding and therefore, the Company had no deferred net loss included in AOCI related to the natural gas hedge.

The fair value of derivative instruments reported in the Consolidated Balance Sheets within Other accrued liabilities are as follows:

January 3, 2015
Diesel fuel swap	$2,002
Natural gas swap	292

$2,294

The effects of derivative instruments on the consolidated statements of operations for fiscal 2015, fiscal 2014 and fiscal 2013 are as follows:

	Gain (Loss) Recognized in OCI			Loss Reclassified from AOCI into Income
	Fiscal 2015	Fiscal 2014	Fiscal 2013	Fiscal 2015	Fiscal 2014	Fiscal 2013
Diesel fuel swap	$2,002	$(2,002)	$—	$(2,946)	$(64)	$21

Natural gas swap	292	(292)	—	(427)	(87)	—

	$2,294	$(2,294)	$—	$(3,373)	$(151)	$21

Within the consolidated statements of operations, the diesel fuel swap is recorded in Distribution expenses and the natural gas swap is recorded in Cost of goods sold. In fiscal 2015, fiscal 2014 and fiscal 2013 no tax impact is reflected as any impact would be offset with a valuation allowance (see Note 10).

The Company entered into master netting agreements with a financial counterparty where they entered into commodity swap agreements that permitted the net settlement of amounts owed under their respective derivative contracts. Under these master netting agreements, net settlement of all outstanding contracts with a counterparty in the case of an event of default or a termination event was allowed. The amounts under the master netting agreements were immaterial.